Note 8 - Leases - Lease Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Operating lease cost	$ 77,394
Amortization of right-of-use assets	920
Interest on lease liabilities	19
Variable lease cost	26,030
Short term lease cost	4,712
Total lease expense	109,075
Sublease revenues	(3,124)
Total lease cost, net of sublease revenues	105,951
Operating leases recognized on transition to ASC 842	274,696
Operating leases commencing in 2019	36,945
Finance leases	400
Operating cash flows from operating leases	(79,764)
Operating cash flows from finance leases	(19)
Financing cash flows from finance leases	$ (874)
Operating leases (years) (Year)	5 years 182 days
Finance leases (years) (Year)	1 year 292 days
Operating leases	3.30%
Finance leases	1.50%